Trade Accounts Payable - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Payables [Line Items]
Supplier factoring facility	S/ 154,602	S/ 155,887	S/ 107,996
Payments to supplier non cash transaction	S/ 437,019	477,849	306,660
CO
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable payment term	168 days
Medical fees payable		S/ 46,364
PE
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable payment term	105 days
Medical fees payable	S/ 51,526
MX
Disclosure Of Trade And Other Payables [Line Items]
Trade accounts payable payment term	96 days
Medical fees payable			S/ 28,652
Bottom of range [member] | CO
Disclosure Of Trade And Other Payables [Line Items]
Term of noncurrent payments agreements with suppliers	12 months	12 months	12 months
Top of range [member] | CO
Disclosure Of Trade And Other Payables [Line Items]
Term of noncurrent payments agreements with suppliers	36 months	36 months	36 months
Healthcare services [Member]
Disclosure Of Trade And Other Payables [Line Items]
Contract liabilities	S/ 22,599	S/ 23,800	S/ 17,291